Accounts Receivable, Net (Details) - Schedule of accounts receivable, net - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	$ 2,916,609	$ 1,003,303
Accounts receivable – related parties	272,546	238,892
Less: allowance for doubtful accounts	(94,447)	(94,576)
Accounts receivable, net	$ 3,094,708	$ 1,147,619